Interest in associates and joint ventures - Selected balance sheet information of BoCom (Details) - USD ($) $ in Millions	Dec. 31, 2018	Sep. 30, 2018	Jan. 01, 2018		Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Cash and balances at central banks	$ 162,843		$ 180,621	[1]	$ 180,624		$ 128,009
Loans and advances to banks	72,167		82,559	[1]	90,393
Loans and advances to customers	981,696		949,737	[1]	962,964		861,504
Other financial assets	10,086				14,353
Total assets	2,558,124		2,518,430	[1]	2,521,771		2,374,986
Deposits by banks and other financial institutions	56,331		64,492	[1]	69,922
Customer accounts	1,362,643		1,360,227	[1]	1,364,462		1,272,386
Other liabilities	19,905				21,202
Total liabilities	2,363,875		2,322,206	[1]	2,323,900
Total equity	$ 194,249		196,224	[1]	$ 197,871		$ 182,578	$ 197,518
Impact on transition to IFRS 9			1,647
Bank of Communications Co., Limited
Disclosure of associates [line items]
Cash and balances at central banks		$ 125,414				$ 146,029
Loans and advances to banks		102,980				120,403
Loans and advances to customers		686,951				662,706
Other financial assets		408,136				386,067
Other assets		42,106				58,202
Total assets		1,365,587				1,373,407
Deposits by banks and other financial institutions		304,395				366,993
Customer accounts		829,539				747,882
Other financial liabilities		94,900				123,751
Other liabilities		36,332				32,568
Total liabilities		1,265,166				1,271,194
Total equity		$ 100,421				$ 102,213
Impact on transition to IFRS 9			$ 4,053

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.